Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue
Revenue

2. Revenue

Disaggregation of Revenue

Total revenues consisted of the following:

	Three months ended
	March 31,
	2021	2020
Referral network revenue	$11,024	$9,128
Managed services revenue	4,644	4,135
Software and service subscription revenue	11,074	1,811
Total revenue	$26,742	$15,074

Management also evaluates revenue based upon when the Company’s customers avail themselves of the Company’s software, solutions or services. The first category, moving services relates to services that are typically provided to customers in connection with a home purchases and/or homeowner/renter moves. This includes revenue from insurance, moving, security systems and TV/internet services. The second category, post-move services, relates to services that are typically provided to customers post-move, such as home maintenance projects, repairs, remodeling and other services from professional contractors or service providers. Moving services represented 82 percent and 51 percent of total revenue in the three months ending March 31, 2021 and 2020, respectively. Post-move services represented 18 percent and 49 percent of total revenue the three months ending March 31, 2021 and 2020, respectively.

Revenue from Divested Businesses

Total revenue reported includes revenue from divested businesses of $0 and $2,540 in three months ending March 31, 2021 and 2020, respectively.

Disclosures Related to Contracts with Customers

Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to contracts with customers. Liabilities are recorded for amounts that are collected in advance of the satisfaction of performance obligations. To the extent a contract exists, as defined by ASC 606, these liabilities are classified as deferred revenue. To the extent that a contract does not exist, as defined by ASC 606, these liabilities are classified as refundable customer deposits.

Contract Assets - Long-term Insurance Commissions Receivable

A summary of the activity impacting the contract assets during the year ended December 31, 2020 is presented below:

Contract Assets
Balance at December 31, 2020	$3,529
Estimated lifetime value of insurance policies sold by carriers	1,805
Cash receipts	(435)
Balance at March 31, 2021	$4,899

As of March 31, 2021, $151 of contract assets are expected to be collected within the next 12 months and therefore are included in current accounts receivable on the consolidated balance sheets. The remaining $4,748 of contract assets are expected to be collected in the following periods and are included in long-term insurance commissions receivable on the consolidated balance sheets.

Contract Liabilities — Refundable Customer Deposits

In September 2019, the Company entered into a Lead Buyer Agreement with a customer (“Buyer”) that provides residential security systems. Under the Lead Buyer Agreement, the Buyer pays the Company a referral fee for leads resulting in completed installations of certain residential security systems. At inception of this agreement, the Buyer made a prepayment of $7,000, which is to be credited over the term from October 2019 to September 2022, from earned referral fees for leads provided by the Company. This prepayment represents a contract liability since it is an advanced deposit for services the Company has yet to provide.

A summary of the activity impacting the contract liabilities during the three months ended March 31, 2021 is presented below:

Contract
Liabilities
Balance at December 31, 2020	$3,193
Additions to contract liabilities	—
Additions to contract liabilities – significant financing component interest	66
Contract liabilities transferred to revenue	(837)
Balance at March 31, 2021	$2,422

As of March 31, 2021,  $2,026 of contract liabilities are expected to be transferred to revenue within the next 12 months and therefore are included in current refundable customer deposits on the unaudited condensed consolidated balance sheets. The remaining $396 of contract liabilities are expected to be transferred to revenue over the remaining term of the contract and are included in refundable customer deposits, non-current on the unaudited condensed consolidated balance sheets.

Deferred Revenue

A summary of the activity impacting deferred revenue balances during the three months ended March 31, 2021 is presented below:

Deferred
Revenue
Balance at December 31, 2020	$5,208
Revenue recognized	(1,769)
Additional amounts deferred	407
Impact of acquisitions	500
Balance at March 31, 2021	$4,346

Remaining Performance Obligations

Contracts with customers include amounts allocated to performance obligations that will be satisfied at a later date. These amounts primarily include performance obligations that are recorded in the consolidated balance sheets as deferred revenue. The amount of transaction price allocated to performance obligations to be satisfied at a later date, which is not recorded in the unaudited condensed consolidated balance sheets, is immaterial as of March 31, 2021 and December 31, 2020.

As permitted under the practical expedient available under ASC 606, the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations or to a wholly unsatisfied promise accounted for under the series guidance, and (iii) contracts for which the Company recognizes revenue at the amount which we have the right to invoice for services performed.

The Company applied the practical expedient under ASC 606 to exclude amounts related to performance obligations that are billed and recognized as they are delivered.

Note 2.   Revenue

Disaggregation of Revenue

Total revenues consisted of the following:

	2020
	(as restated)	2019
Referral network revenue	$53,048	$49,449
Managed services revenue	11,579	21,888
Software subscription revenue	7,672	6,258
Total revenue	$72,299	$77,595

Management also evaluates revenue based upon when our customers avail themselves of our software, solutions or services. The first category, moving services relates to services that are typically provided to customers in connection with a home purchase and/or homeowner/renter moves. This includes revenue from insurance, moving, security systems and TV/internet services. The second category, post-move services, relates to services that are typically provided to customers post-move such as home maintenance projects, repairs, remodeling and other services from professional contractors or service providers. Moving services represented 69 percent and 47 percent of total revenue in 2020 and 2019, respectively. Post-move services represented 31 percent and 53 percent of total revenue in 2020 and 2019, respectively.

Revenue from Divested Businesses

Total revenue reported includes revenue from divested businesses of $4,334 and $18,336 in 2020 and 2019, respectively.

Disclosures Related to Contracts with Customers

Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to contracts with customers. Liabilities are recorded for amounts that are collected in advance of the satisfaction of performance obligations. To the extent a contract exists, as defined by ASC 606, these liabilities are classified as deferred revenue. To the extent that a contract does not exist, as defined by ASC 606, these liabilities are classified as refundable customer deposits.

Contract Assets — Long-term Insurance Commissions Receivable

A summary of the activity impacting the contract assets during the year ended December 31, 2020 is presented below:

Contract Assets
Balance at December 31, 2019	$—
Estimated lifetime value of insurance policies sold by carriers	4,313
Cash receipts	(784)
Balance at December 31, 2020	$3,529

As of December 31, 2020, $164 of contract assets are expected to be collected within the next 12 months and therefore are included in current accounts receivable on the consolidated balance sheets. The remaining $3,365 of contract assets are expected to be collected in the following periods and are included in long-term insurance commissions receivable on the consolidated balance sheets.

Contract Liabilities — Refundable Customer Deposits

In September 2019, the Company entered into a Lead Buyer Agreement with a customer (“Buyer”) that provides residential security systems. Under the Lead Buyer Agreement, the Buyer pays the Company a referral fee for leads resulting in completed installations of certain residential security systems. At inception of this agreement, the Buyer made a prepayment of $7,000, which is to be credited over the term from October 2019 to September 2022, from earned referral fees for leads provided by the Company. This prepayment represents a contract liability since it is an advanced deposit for services the Company has yet to provide.

A summary of the activity impacting the contract liabilities during the years ended December 31, 2020 and 2019 is presented below:

Contract
Liabilities
Balance at December 31, 2018	$—
Additions to contract liabilities - prepayment	7,000
Additions to contract liabilities – significant financing component interest	152
Contract liabilities transferred to revenue	(878)
Balance at December 31, 2019	6,274
Additions to contract liabilities	—
Additions to contract liabilities – significant financing component interest	440
Contract liabilities transferred to revenue	(3,521)
Balance at December 31, 2020	$3,193

As of December 31, 2020, $2,664 of contract liabilities are expected to be transferred to revenue within the next 12 months and therefore are included in current refundable customer deposits on the consolidated balance sheets. The remaining $529 of contract liabilities are expected to be transferred to revenue over the remaining period and are included in refundable customer deposits, non-current on the consolidated balance sheets.

Contract Liabilities — Deferred Revenue

A summary of the activity impacting deferred revenue balances during the years ended December 31, 2020 and 2019 is presented below:

Deferred
Revenue
Balance at December 31, 2018	$4,553
Adoption of ASC 606	(940)
Revenue recognized	(7,490)
Additional amounts deferred	6,686
Impact of acquisitions	670
Impact of divestitures	(146)
Balance at December 31, 2019	3,333
Revenue recognized	(4,923)
Additional amounts deferred (as restated)	6,602
Impact of acquisitions	196
Balance at December 31, 2020 (as restated)	$5,208

Remaining Performance Obligations

Contracts with customers include amounts allocated to performance obligations that will be satisfied at a later date. These amounts primarily include performance obligations that are recorded in the consolidated balance sheets as deferred revenue. The amount of transaction price allocated to performance obligations to be satisfied at a later date, which is not recorded in the consolidated balance sheets, is immaterial as of December 31, 2020 and 2019.

As permitted under the practical expedient available under ASC 606, the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations or to a wholly unsatisfied promise accounted for under the series guidance, and (iii) contracts for which the Company recognizes revenue at the amount which we have the right to invoice for services performed.

The Company applied the practical expedient under ASC 606 to exclude amounts related to performance obligations that are billed and recognized as they are delivered.